TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

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Transamerica JPMorgan Enhanced Index VP

Transamerica Multi-Managed Balanced VP

Effective as of May 1, 2020, the management fee schedule and the sub-advisory fee schedule with respect to Transamerica JPMorgan Enhanced Index VP and the management fee schedule and a sub-advisory fee schedule with respect to Transamerica Multi-Managed Balanced VP will be revised as described herein.

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Transamerica JPMorgan Enhanced Index VP

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MANAGEMENT FEES:

Effective as of May 1, 2020, Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59%
Over $2 billion up to $3 billion	0.56%
Over $3 billion up to $4 billion	0.52%
In excess of $4 billion	0.46%

Effective as of May 1, 2020, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Initial	Service
Management fees[1]	0.59%	0.59%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.62%	0.87%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.

Effective as of May 1, 2020, the “Example” table included in the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$63	$199	$346	$774
Service Class	$89	$278	$482	$1,073

Effective as of May 1, 2020, the following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica JPMorgan Enhanced Index VP: Effective May 1, 2020, the management fee is 0.60% of the first $1 billion; 0.59% over $1 billion up to $2 billion; 0.56% over $2 billion up to $3 billion; 0.52% over $3 billion up to $4 billion; and 0.46% in excess of $4 billion in average daily net assets. Prior to May 1, 2020, the management fee was 0.73% of the first $750 million; 0.68% over $750 million up to $1 billion; 0.62% over $1 billion up to $5 billion; and 0.60% in excess of $5 billion in average daily net assets.

Effective as of May 1, 2020, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica JPMorgan Enhanced Index VP	0.60% of the first $1 billion 0.59% over $1 billion up to $2 billion 0.56% over $2 billion up to $3 billion 0.52% over $3 billion up to $4 billion 0.46% in excess of $4 billion

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SUB-ADVISORY FEES:

Effective as of May 1, 2020, the following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica JPMorgan Enhanced Index VP	J.P. Morgan Investment Management Inc. (10)	0.1125% of the first $2 billion 0.0975% over $2 billion up to $3 billion 0.09% over $3 billion up to $4 billion 0.0825% in excess of $4 billion

(10)

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets sub-advised by J.P. Morgan Investment Management Inc. of Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP, Transamerica JP Morgan Enhanced Index VP, Transamerica Balanced II and Aegon Balanced Retirement Opportunities.

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Transamerica Multi-Managed Balanced VP

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MANAGEMENT FEES:

Effective as of May 1, 2020, TAM, the fund’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $500 million	0.61%
Over $500 million up to $1 billion	0.59%
Over $1 billion up to $1.5 billion	0.56%
Over $1.5 billion up to $2 billion	0.55%
Over $2 billion up to $5 billion	0.52%
In excess of $5 billion	0.50%

Effective as of May 1, 2020, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Initial	Service
Management fees[1]	0.58%	0.58%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.62%	0.87%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.

Effective as of May 1, 2020, the “Example” table included in the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$63	$199	$346	$774
Service Class	$89	$278	$482	$1,073

Effective as of May 1, 2020, the following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Multi-Managed Balanced VP: Effective May 1, 2020, the management fee is 0.61% of the first $500 million; 0.59% over $500 million up to $1 billion; 0.56% over $1 billion up to $1.5 billion; 0.55% over $1.5 billion up to $2 billion; 0.52% over $2 billion up to $5 billion; and 0.50% in excess of $5 billion in average daily net assets. Prior to May 1, 2020, the management fee was 0.65% of the first $1 billion; 0.59% over $1 billion up to $5 billion; and 0.58% in excess of $5 billion in average daily net assets.

Effective as of May 1, 2020, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Multi-Managed Balanced VP

0.61% of the first $500 million

0.59% over $500 million up to $1 billion

0.56% over $1 billion up to $1.5 billion

0.55% over $1.5 billion up to $2 billion

0.52% over $2 billion up to $5 billion

0.50% in excess of $5 billion

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SUB-ADVISORY FEES:

Effective as of May 1, 2020, the following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Multi-Managed Balanced VP	J.P. Morgan Investment Management Inc. (10)	0.1125% of the first $2 billion 0.0975% over $2 billion up to $3 billion 0.09% over $3 billion up to $4 billion 0.0825% in excess of $4 billion

(10)

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets sub-advised by J.P. Morgan Investment Management Inc. of Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP, Transamerica JP Morgan Enhanced Index VP, Transamerica Balanced II and Aegon Balanced Retirement Opportunities.

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Investors Should Retain this Supplement for Future Reference

March 18, 2020